American Century Quantitative Equity Funds, Inc. Statement of Additional Information Supplement
Supplement dated May 15, 2015 ■ Statement of Additional Information dated March 19, 2015
Effective June 30, 2015, the Equity Market Neutral Fund will be renamed the AC AlternativesTM Equity Market Neutral Fund.

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